Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

November 30, 2019

Dates Covered
Collections Period	11/01/19 - 11/30/19
Interest Accrual Period	11/15/19 - 12/15/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/19	698,403,097.27	32,040
Yield Supplement Overcollateralization Amount 10/31/19	39,683,597.50	0
Receivables Balance 10/31/19	738,086,694.77	32,040
Principal Payments	22,208,222.75	418
Defaulted Receivables	1,349,486.87	58
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/19	37,827,084.52	0
Pool Balance at 11/30/19	676,701,900.63	31,564

Pool Statistics	$ Amount	# of Accounts
Pool Factor	64.06%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	6,680,752.04	253
Past Due 61-90 days	2,462,268.71	98
Past Due 91-120 days	372,460.74	19
Past Due 121+ days	0.00	0
Total	9,515,481.49	370

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.33%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	651,939.61
Aggregate Net Losses/(Gains) - November 2019	697,547.26
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.13%
Prior Net Losses Ratio	0.72%
Second Prior Net Losses Ratio	1.00%
Third Prior Net Losses Ratio	0.68%
Four Month Average	0.88%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.64%

Overcollateralization Target Amount	7,782,071.86
Actual Overcollateralization	7,782,071.86
Weighted Average APR	4.13%
Weighted Average APR, Yield Adjusted	6.79%
Weighted Average Remaining Term	53.30

Flow of Funds	$ Amount

Collections	25,353,559.50
Investment Earnings on Cash Accounts	6,759.12
Servicing Fee	(615,072.25)
Transfer to Collection Account	-
Available Funds	24,745,246.37

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,701,305.75
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,669,561.02
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	7,782,071.86
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,446,049.49

Total Distributions of Available Funds	24,745,246.37

Servicing Fee	615,072.25
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 11/15/19	690,371,461.65
Principal Paid	21,451,632.88
Note Balance @ 12/16/19	668,919,828.77

Class A-1
Note Balance @ 11/15/19	0.00
Principal Paid	0.00
Note Balance @ 12/16/19	0.00
Note Factor @ 12/16/19	0.0000000%

Class A-2a
Note Balance @ 11/15/19	177,544,772.07
Principal Paid	17,620,984.15
Note Balance @ 12/16/19	159,923,787.92
Note Factor @ 12/16/19	49.6657726%

Class A-2b
Note Balance @ 11/15/19	38,596,689.58
Principal Paid	3,830,648.73
Note Balance @ 12/16/19	34,766,040.85
Note Factor @ 12/16/19	49.6657726%

Class A-3
Note Balance @ 11/15/19	351,000,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	351,000,000.00
Note Factor @ 12/16/19	100.0000000%

Class A-4
Note Balance @ 11/15/19	76,260,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	76,260,000.00
Note Factor @ 12/16/19	100.0000000%

Class B
Note Balance @ 11/15/19	31,320,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	31,320,000.00
Note Factor @ 12/16/19	100.0000000%

Class C
Note Balance @ 11/15/19	15,650,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	15,650,000.00
Note Factor @ 12/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,847,564.00
Total Principal Paid	21,451,632.88
Total Paid	23,299,196.88

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	445,341.47
Principal Paid	17,620,984.15
Total Paid to A-2a Holders	18,066,325.62

Class A-2b
One-Month Libor	1.76538%
Coupon	1.90538%
Interest Paid	63,327.28
Principal Paid	3,830,648.73
Total Paid to A-2b Holders	3,893,976.01

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.7744053
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.6022040
Total Distribution Amount	22.3766093

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.3830480
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	54.7235533
Total A-2a Distribution Amount	56.1066013

A-2b Interest Distribution Amount	0.9046754
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	54.7235533
Total A-2b Distribution Amount	55.6282287

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	637.23
Noteholders' Principal Distributable Amount	362.77

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/19	2,609,619.51
Investment Earnings	3,803.08
Investment Earnings Paid	(3,803.08)
Deposit/(Withdrawal)	-
Balance as of 12/16/19	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51